Document And Entity Information	Jul. 30, 2019
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 30, 2019
Entity Registrant Name	ASHLAND GLOBAL HOLDINGS INC.
Entity Central Index Key	0001674862
Entity Emerging Growth Company	false
Entity File Number	333-211719
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	81-2587835
Entity Address, Address Line One	50 E. RiverCenter Boulevard
Entity Address, City or Town	Covington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	41011
City Area Code	(859)
Local Phone Number	815-3333
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock (par value $.01)
Trading Symbol	ASH
Name of each exchange on which registered	NYSE